Subordinated liabilities	6 Months Ended
Jun. 30, 2025
Subordinated liabilities [abstract]
Subordinated liabilities	Subordinated liabilities

	Half year ended 30.06.25	Year ended 31.12.24
	£m	£m
Opening balance as at 1 January	11,921	10,494
Issuances	1,045	1,870
Redemptions	(115)	(476)
Other	(322)	33
Closing balance	12,529	11,921
Issuance of £1,045m EUR 4.616% Fixed Rate Resetting Subordinated Callable Notes issued externally by Barclays PLC.

Redemption of £115m SGD 3.750% Fixed Rate Resetting Subordinated Callable Notes issued externally by Barclays PLC.
Other movements predominantly comprise foreign exchange movements and fair value hedge adjustments.